Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 15, 2022	Dec. 31, 2021
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 4,590		$ 941
Weighted Average Remaining Lease Tenure	3 years 10 months 17 days		3 years
Office Space [Member]
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	3 years 10 months 20 days		3 years 1 month 6 days
POLAND [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year		$ 64,000,000
Lease expiration date	May 31, 2025
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	10 years
Lease term, mutual break clause	5 years
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 1,100
Initial Rent Free Period	27 months
Rent Free Period Based On Option Exercised	13 months
DENMARK
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year		$ 180,000,000
Lease expiration date	Dec. 01, 2025